Selling, General and Administrative Expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor
Selling, general and administrative expenses
Personnel expenses	$ 17,029	$ 17,029	$ 36,261	$ 46,533	$ 95,855	$ 92,636
Travel expenses	2,147	2,147	1,896	3,362	5,292	6,546
Professional services	2,593	2,593	10,573	16,469	20,357	27,931
Office expenses	3,584	3,584	2,681	5,133	8,878	10,476
Other expenses	5,684	5,684	11,900	14,726	23,508	26,007
Total	$ 31,037	$ 31,037	$ 63,311	$ 86,223	$ 153,890	$ 163,596